Note 51 (Tables)	12 Months Ended
Dec. 31, 2021
Consolidated statements of cash flows [Abstract]
Liabilities from financing activities [Table Text Block]
The variation between 2021, 2020 and 2019 of the financial liabilities from financing activities is the following:

Liabilities from financing activities. December 2021 (Millions of Euros)
	December 31, 2020	Cash flows	Non-cash changes					December 31, 2021
			Acquisition	Disposal	Disposals by companies held for sale	Foreign exchange movement	Fair value changes
Liabilities at amortized cost: Debt certificates	61,780	(5,728)	—	—	—	(289)	—	55,763
Of which: Issuances of subordinated liabilities (*)	17,248	(1,941)	—	(772)	—	259	—	14,794
(*) Additionally, there is €14 million of subordinated deposits as of December 31, 2021 (see Note 22.4 and Appendix VI). The subordinated issuances of BBVA Paraguay and of the USA Sale perimeter as of December 31, 2020 were recorded in the heading "Liabilities included in disposal groups classified as held for sale" of the consolidated balance and amounted to €37 and €735 million, respectively. In addition, in 2021 there were coupon payments of subordinated liabilities for 359 million euros.

Liabilities from financing activities. December 2020 (Millions of Euros)
	December 31, 2019	Cash flows	Non-cash changes					December 31, 2020
			Acquisition	Disposal	Disposals by companies held for sale (**)	Foreign exchange movement	Fair value changes
Liabilities at amortized cost: Debt certificates	63,963	3,003	—	—	(3,160)	(2,026)	—	61,780
Of which: Issuances of subordinated liabilities (*)	17,675	(8)	—	—	—	(419)	—	17,248
(*) Additionally, there were €12 million of subordinated deposits as of December 31, 2020 (see Note 22.4 and Appendix VI). The subordinated issuances of BBVA Paraguay and of the USA Sale perimeter as of December 31, 2020 were recorded in the heading "Liabilities included in disposal groups classified as held for sale" of the consolidated balance and amounted to €37 and €735 million, respectively. In addition, in 2020 there were coupon payments of subordinated liabilities for 387 million euros.
(**) Includes mainly the balance of the USA Sale perimeter (see Notes 1.3, 3 and 21).

Liabilities from financing activities. December 2019 (Millions of Euros)
	December 31, 2018	Cash flows	Non-cash changes				December 31, 2019
			Acquisition	Disposal	Foreign exchange movement	Fair value changes
Liabilities at amortized cost: Debt certificates	61,112	2,643	—	—	209	—	63,963
Of which: Issuances of subordinated liabilities (*)	17,635	(190)	—	—	229	—	17,675
(*)Additionally, there were subordinated deposits for €384 million as of December 31, 2019 (see Note 22.4 and Appendix VI).
Subordinated issuances corresponding to BBVA Paraguay as of December 31, 2019 were recorded in the heading "Liabilities included in disposal groups classified as held for sale" and amounted to €40 million.